Retirement Benefit Schemes - Summary of Actuarial Assumptions Rate for Valuations Plans (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
United States
Disclosure Of Sensitivity Analysis For Actuarial Assumptions [Line Items]
Rate of increase in salaries (%)	3.30%	3.30%
Rate of increase in pensions in payment (%)	2.40%	2.40%
Rate of increase in deferred pensions (%)	0.10%	0.10%
Discount rate (%)	5.20%	5.50%
General inflation (%)	2.50%	2.50%
Weighted average duration of liabilities (years)	10 years 2 months 12 days	10 years 8 months 12 days
United Kingdom
Disclosure Of Sensitivity Analysis For Actuarial Assumptions [Line Items]
Rate of increase in salaries (%)	0.00%	0.00%
Rate of increase in pensions in payment (%)	3.10%	3.20%
Rate of increase in deferred pensions (%)	2.50%	2.80%
Discount rate (%)	4.80%	5.00%
General inflation (%)	3.10%	3.20%
Weighted average duration of liabilities (years)	12 years 2 months 12 days	12 years 4 months 24 days
Germany
Disclosure Of Sensitivity Analysis For Actuarial Assumptions [Line Items]
Rate of increase in salaries (%)	2.50%	2.50%
Rate of increase in pensions in payment (%)	2.30%	2.30%
Rate of increase in deferred pensions (%)	2.30%	2.30%
Discount rate (%)	3.50%	4.20%
General inflation (%)	2.50%	2.30%
Weighted average duration of liabilities (years)	10 years 7 months 6 days	10 years 10 months 24 days
Canada
Disclosure Of Sensitivity Analysis For Actuarial Assumptions [Line Items]
Rate of increase in salaries (%)	2.50%	2.50%
Rate of increase in pensions in payment (%)	0.00%	0.00%
Rate of increase in deferred pensions (%)	0.00%	0.00%
Discount rate (%)	4.60%	5.00%
General inflation (%)	2.00%	2.00%
Weighted average duration of liabilities (years)	9 years	9 years
Netherlands
Disclosure Of Sensitivity Analysis For Actuarial Assumptions [Line Items]
Rate of increase in salaries (%)	1.40%	1.40%
Rate of increase in pensions in payment (%)	2.50%	2.20%
Rate of increase in deferred pensions (%)	2.50%	2.20%
Discount rate (%)	3.30%	3.70%
General inflation (%)	2.00%	2.00%
Weighted average duration of liabilities (years)	15 years	14 years 4 months 24 days
Switzerland
Disclosure Of Sensitivity Analysis For Actuarial Assumptions [Line Items]
Rate of increase in salaries (%)	2.00%	1.50%
Rate of increase in pensions in payment (%)	0.00%	0.00%
Rate of increase in deferred pensions (%)	0.00%	0.00%
Discount rate (%)	1.40%	2.10%
General inflation (%)	1.40%	1.20%
Weighted average duration of liabilities (years)	10 years 9 months 18 days	10 years 2 months 12 days